SHARE-BASED COMPENSATION - Stock Option Activity, Successor (Details) (Stock Options [Member], USD $)	3 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended
	Sep. 27, 2013 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Sep. 27, 2013 Stock Option Plan 2012 [Member] Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				241,489	18,607
Shares
Outstanding, beginning balance (in shares)					198,753
Forfeited (in shares)					1,503
Outstanding, ending balance (in shares)					215,857
Vested or expected to vest at end of period (in shares)					213,850
Exercisable at period end (in shares)					65,079
Exercised in period	0	0	928	156,297
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)					$ 219.72
Granted, weighted average exercise price (in dollars per share)					$ 255.00
Forfeited, weighted average exercise price (in dollars per share)					$ 255.00
Outstanding, ending balance, weighted average exercise price (in dollars per share)					$ 222.51
Vested or expected to vest at end of period, weighted average exercise price (in dollars per share)					$ 222.21
Exercisable at period end, weighted average exercise price (in dollars per share)					$ 147.24
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term					7 years 4 months 8 days
Vested or expected to vest at period end, weighted average remaining contractual term					7 years 4 months 8 days
Exercisable at period end, weighted average remaining contractual term					3 years 7 months 2 days
Outstanding, aggregate instrinsic value					$ 7,013,000	[1]
Vested or expected to vest at end of period, aggregate instrinsic value					7,013,000	[1]
Exercisable at period end, aggregate instrinsic value					7,013,000	[1]
Exercised in period, intrinsic value			$ 100,000	$ 1,400,000

[1]	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.